Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of Components of Lease Cost	The components of lease cost for the year ended March 31, 2022 and March 31, 2023 were as follows:
	For the year ended March 31,
	2022	2023	2023
	INR	INR	US$
	(In million)
Operating lease cost	439	436	5.3
Short-term lease cost	17	22	0.3
Total lease cost	456	458	5.6

Schedule of Amounts Reported in Consolidated Balance Sheet	Amounts reported in the consolidated balance sheet as of March 31, 2022 and March 31, 2023 were as follows:
	As at March 31,	As at March 31,	As at March 31,
	2022	2023	2023
	INR	INR	US$
	(In million)
Non-current assets
Right-of-use assets*	4,465	4,346	52.9
Non-current liabilities
Lease liabilities	3,534	3,408	41.5
Current liabilities
Lease liabilities	300	292	3.6
Total operating lease liabilities	3,834	3,700	45.1
*	Also see note 27. “Whistle-blower Allegations and Special Committee Investigation” for adjustment towards payment made to land aggregators

Schedule of Other Information Related to Leases	Other information related to leases as of March 31, 2022 and March 31, 2023 was as follows:
	As at March 31,	As at March 31,	As at March 31,
	2022	2023	2023
	INR	INR	US$
	(In million)
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	310	347	4.2
Weighted average remaining lease term	30 years	29 years
Incremental borrowing rate	10%	10%

Schedule of Maturities of Lease Liabilities Under Non-Cancellable Leases	Maturities of lease liabilities under non-cancellable leases as of March 31, 2023 are as follows:
Year ended March 31, 2023	Amount (INR)	US$
	(In million)
Fiscal 2024	304	3.7
Fiscal 2025	314	3.8
Fiscal 2026	322	3.9
Fiscal 2027	332	4.0
Fiscal 2028	342	4.2
Thereafter	11,120	135.3
Total undiscounted lease payments	12,734	154.9
Less: Imputed interest	9,034	109.8
Total lease liabilities	3,700	45.1